Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 97.2%

AUSTRALIA — 1.2%
BHP Group Ltd.	117,036	$2,839,661

BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	64,214	3,947,969

BRAZIL — 3.6%
B3 SA — Brasil Bolsa Balcao	846,800	1,808,917
MercadoLibre, Inc. *	2,897	5,651,670
Raia Drogasil SA	401,136	1,345,450
		8,806,037
CHINA — 4.0%
Contemporary Amperex Technology Co., Ltd., Class A	46,104	1,610,630
Midea Group Co., Ltd., Class A	142,600	1,541,357
Prosus NV *	63,291	2,940,447
Tencent Holdings Ltd.	59,400	3,795,420
		9,887,854
DENMARK — 1.9%
DSV A/S	24,363	4,711,346

FRANCE — 4.7%
Air Liquide SA	20,829	3,956,369
LVMH Moet Hennessy Louis Vuitton SE	5,024	3,111,256
Remy Cointreau SA	23,479	1,097,295
SOITEC *	15,899	850,285
TotalEnergies SE	40,329	2,598,518
		11,613,723
GERMANY — 1.3%
Nemetschek SE	28,217	3,289,427

HONG KONG — 5.0%
AIA Group Ltd.	698,800	5,289,828
Hong Kong Exchanges & Clearing Ltd.	67,100	2,984,890
Techtronic Industries Co., Ltd.	335,500	4,020,724
		12,295,442
INDIA — 1.1%
HDFC Bank Ltd.	122,847	2,618,633

ITALY — 1.3%
Ryanair Holdings PLC ADR	74,029	3,136,609

JAPAN — 14.7%
Chugai Pharmaceutical Co., Ltd.	47,300	2,166,887
Cosmos Pharmaceutical Corp.	50,600	2,534,237
Keyence Corp.	8,000	3,145,681
LY Corp.	540,100	1,828,864
Murata Manufacturing Co., Ltd.	139,300	2,148,695
Nippon Paint Holdings Co., Ltd.	347,200	2,607,318
Olympus Corp.	198,500	2,598,510
Recruit Holdings Co., Ltd.	56,100	2,906,612
Shimano, Inc.	19,200	2,695,930
Shiseido Co., Ltd.	126,800	2,404,753
SMC Corp.	8,100	2,898,536
Sysmex Corp.	161,800	3,088,764

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
JAPAN (continued)
Tokyo Electron Ltd.	18,000	$2,468,387
Unicharm Corp.	331,100	2,637,140
		36,130,314
MEXICO — 1.4%
Fomento Economico Mexicano SAB de CV ADR	17,436	1,701,405
Wal-Mart de Mexico SAB de CV	660,975	1,827,132
		3,528,537
NETHERLANDS — 7.2%
Adyen NV *	2,811	4,308,690
ASML Holding NV	9,807	6,490,015
EXOR NV	43,670	3,965,811
IMCD NV	20,820	2,770,759
		17,535,275
PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	248,991	5,276,986

SINGAPORE — 3.9%
United Overseas Bank Ltd.	337,073	9,511,024

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd.	42,944	1,702,535

SWEDEN — 9.6%
Assa Abloy AB, B Shares	130,406	3,914,953
Atlas Copco AB, A Shares	370,114	5,911,991
Epiroc AB, B Shares	176,319	3,105,556
Investor AB, B Shares	244,325	7,286,774
Skandinaviska Enskilda Banken AB, A Shares *	197,597	3,250,720
		23,469,994
SWITZERLAND — 6.8%
Cie Financiere Richemont SA	28,520	4,978,620
Lonza Group AG	8,728	5,391,895
Partners Group Holding AG	2,651	3,772,909
UBS Group AG	82,397	2,530,791
		16,674,215
TAIWAN — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	282,000	7,941,963

UNITED KINGDOM — 16.5%
Ashtead Group PLC	51,713	2,795,955
Auto Trader Group PLC	471,345	4,557,726
Bunzl PLC	92,217	3,547,257
Burberry Group PLC	89,791	904,452
Games Workshop Group PLC	23,772	4,319,412
Greggs PLC	70,581	1,593,252
Intertek Group PLC	48,343	3,143,471
Rightmove PLC	419,315	3,733,222
Softcat PLC	130,996	2,685,063
Spirax Group PLC	15,852	1,277,889
Trainline PLC *	380,358	1,349,293
Unilever PLC	79,854	4,764,655
Weir Group PLC (The)	139,587	4,216,829
Wise PLC, Class A *	134,232	1,647,684
		40,536,160

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
UNITED STATES — 5.3%
Experian PLC	118,723	$5,501,069
Roche Holding AG	12,649	4,163,136
Spotify Technology SA *	5,909	3,250,127
		12,914,332
Total Common Stocks
(cost $187,451,344)		238,368,036

PREFERRED STOCKS — 1.2%

GERMANY — 1.2%
Sartorius AG 0.35%	12,399	2,890,457

Total Preferred Stocks
(cost $1,256,401)		2,890,457

TOTAL INVESTMENTS — 98.4%
(cost $188,707,745)		$241,258,493
Other assets less liabilities — 1.6%		3,914,552
NET ASSETS — 100.0%		$245,173,045

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$23,998,296	$214,369,740	$—	$238,368,036
Preferred Stocks**	—	2,890,457	—	2,890,457
Total	$23,998,296	$217,260,197	$—	$241,258,493

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.